PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 14,591	$ 14,475
Less: accumulated depreciation and amortization	9,841	9,281
Total property and equipment, net	4,750	5,194
Office, equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,213	6,332
R&D capitalization costs [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,373	3,345
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,399	2,192
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,606	$ 2,606